Stock-Based Compensation - Option Award Valuation Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unit				$ 1.50
Blade Urban Air Mobility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unit	$ 7.28	$ 0.13
Exercise price	$ 7.28	$ 0.13
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	60.00%	60.00%
Risk-Free interest rate	0.63%
Expected life (in years)	6 years 29 days
Blade Urban Air Mobility [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unit			$ 0.44
Exercise price			$ 0.44
Risk-Free interest rate		0.14%	1.88%
Expected life (in years)		2 years 4 months 24 days	5 years 5 months 23 days
Blade Urban Air Mobility [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per unit			$ 0.48
Exercise price			$ 0.48
Risk-Free interest rate		0.44%	2.99%
Expected life (in years)		6 years 29 days	6 years 29 days